Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE BALANCED FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented February 27, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 38 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

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In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

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•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

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C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

4

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

RT56579 05-06	AFS0106/SUP011 05/06

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Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented February 27, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 44 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

1

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Large Company Growth and Small Company Value Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 44 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Large Company Growth Fund (“Class Z shares”) are available for purchase under limited circumstances, as described in the Fund’s prospectus. In addition to the limitations described in the Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of the Fund (either directly or through a financial intermediary) and you wish to:

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of the Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•

You are the beneficiary of Class Z shares of the Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of the Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of the Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The Small Company Value Fund (the “Closed Fund”) is closed to new investors. You may continue to purchase shares of the Closed Fund if:

•	You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

•

You are the beneficiary of shares of the Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of a Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

2

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

•

You are a sponsor of a retirement plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of the Closed Fund.

Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

Small Company Value Fund

Effective immediately, the following information is added under the “Additional Purchase And Redemption Information” section beginning on page 44 of the Statement of Additional Information.

Investors Eligible to Purchase Shares of the Small Company Value Fund:

On November 1, 2005, the Wells Fargo Advantage Small Company Value Fund was closed to new investors. Retirement plans which include the Fund as an option, institutional wrap programs, and existing investors of the Fund will be permitted to continue to make additional investments in the Fund. However, Wells Fargo Funds Management, LLC, may also accept, as capacity allows, new investors who are investing through institutions that have agreed to establish a selling relationship with the Fund prior to November 1, 2005.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

3

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

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All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

5

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

6

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

RT56580 05-06	EGS0106/SUP012 05/06

7

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated October 1, 2005, as previously supplemented February 27, 2006, February 1, 2006, and January 3, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 44 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated

1

•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Total Return Bond and Ultra-Short Duration Bond Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 44 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Total Return Bond and Ultra-Short Duration Bond Funds (“Class Z shares”) are available for purchase under limited circumstances, as described in each Fund’s prospectus. In addition to the limitations described in each Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of a Fund (either directly or through a financial intermediary) and you wish to:

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of a Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•

You are the beneficiary of Class Z shares of a Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of a Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of a Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

2

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

3

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, supplement.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

4

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

5

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

The following information was contained within the February 1, 2006, supplement and is included herewith for your convenience.

All Funds Offering Class A Shares

On November 8, 2005, the Board of Trustees (the “Board”) approved revisions to a sales charge waiver category for Class A shares of the Funds. One of the sales load waiver categories described in the Prospectus, under the “Reductions and Waivers of Sales Charges” section, is as follows:

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

Effective February 1, 2006, this sales load waiver category is limited to assets from a distribution that previously was invested in Wells Fargo Advantage Funds or Wells Fargo Collective Investment Funds. As a result of this change, the following paragraph is added under the “Additional Purchase and Redemption Information” section beginning on page 44 of the Statement of Additional Information (“SAI”):

6

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 18 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research Associate and Board member, Penn Aging Research Center. Research Associate, National Bureau of Economic Research.

N/A

All Funds, except the Diversified Bond, Inflation-Protected Bond, Stable Income and Total Return Bond Funds

On November 8, 2005, the Board approved certain sub-advisory rate changes effective January 1, 2006. The resulting changes, as they relate to the Funds, under the “Investment Sub-Advisers” section beginning on page 27 of the SAI are as follows:

Fund	Sub-Adviser	Net Assets	Fee
Corporate Bond Fund Government Securities Fund Income Plus Fund Intermediate Government Income Fund	Wells Capital Management	$0-100M $100-300M $300-500M >$500M	0.20% 0.175% 0.15% 0.10%
High Income Fund High Yield Bond Fund Short-Term High Yield Bond Fund Strategic Income Fund	Wells Capital Management	$0-100M $100-300M $300-500M >$500M	0.35% 0.30% 0.25% 0.20%
Short Duration Government Bond Fund Short-Term Bond Fund Ultra-Short Duration Bond Fund Ultra Short-Term Income Fund	Wells Capital Management	$0-100M $100-300M >$300M	0.15% 0.10% 0.05%

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Diversified Bond, Inflation-Protected Bond and Total Return Bond Funds

On November 8, 2005, the Board approved certain sub-advisory rate changes to the effective January 1, 2006. The resulting changes, as they relate to the Funds, replace the information provided for the following Master Trust Portfolios in the sub-advisory fee chart under the “Investment Sub-Advisers” section beginning on page 27 of the SAI as follows:

Master Portfolio	Sub-Adviser	Net Assets	Fee
Inflation-Protected Bond Portfolio Total Return Bond Portfolio	Wells Capital Management	$0-100M $100-300M $300-500M >$500M	0.20% 0.175% 0.15% 0.10%

Strategic Income Fund

On November 8, 2005, the Board re-approved the advisory fee rates for the Fund. Effective immediately, the below corrected advisory fee rates replace the advisory fee rates disclosed under the “Investment Adviser” section beginning on page 22 of the Fund’s SAI.

Fund	Net Assets	Fee
Strategic Income Fund	$0-499M $500-999M $1-2.99B $3-4.99B >$4.99B	0.55% 0.50% 0.45% 0.425% 0.40%

RT56581 05-06	IFS0106/SUP057 05/06

8

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented February 27, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 35 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

1

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

2

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

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C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

4

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

RT56582 05-06	IES0106/SUP016 05/06

5

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

 WELLS FARGO ADVANTAGE VALUE FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated December 1, 2005, as previously supplemented April 5, 2006, February 27, 2006, February 1, 2006, and January 3, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 40 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

1

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Large Company Core, U.S. Value and Value Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 40 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Large Company Core and U.S. Value Funds (“Class Z shares”) are available for purchase under limited circumstances, as described in each Fund’s prospectus. In addition to the limitations described in each Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of a Fund (either directly or through a financial intermediary) and you wish to:

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of a Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•

You are the beneficiary of Class Z shares of a Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of a Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of a Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The Value (Classes A, B and C) Fund (the “Closed Fund”) is closed to new investors. You may continue to purchase shares of the Closed Fund if:

•	You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

•

You are the beneficiary of shares of the Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of a Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

2

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

•

You are a sponsor of a retirement plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiarie8s and affiliates.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of the Closed Fund.

Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

The following information was contained within the April 5, 2006, supplement and is included herewith for your convenience.

Capital Growth, Endeavor Large Cap and Endeavor Select Funds

Effective immediately, Michael Harris, CFA is replacing Erik J. Voss, CFA as co-portfolio manager for the Capital Growth, Endeavor Large Cap and Endeavor Select Funds. As a result of this change, the information under the “Portfolio Managers” section beginning on page 25, as it relates to Erik J. Voss, is deleted and replaced with the following information as of December 31, 2005, for Michael Harris.

The portfolio managers listed below manage the investment activities of the Fund on a day-to-day basis as follows:

Fund	Sub-Adviser	Portfolio Managers
Capital Growth Fund Endeavor Large Cap Fund Endeavor Select Fund	Wells Capital Management	Michael Harris, CFA Thomas J. Pence, CFA

The tables in the Management of Other Accounts sub-section beginning on page 26 are supplemented with the following information for Michael Harris.

Table 1

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Michael Harris, CFA	0	$0	0	$0	3	$1M

3

Table 2

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Michael Harris, CFA	0	$0	0	$0	0	$0

The table in the Compensation sub-section on page 27 is supplemented with the following information for Michael Harris.

Portfolio Manager	Benchmark
Michael Harris, CFA	Russell Midcap Growth Index Russell 2500 Growth Index Russell 1000 Growth Index

The table in the Beneficial Ownership in the Funds sub-section on page 30 is supplemented with the following information for Michael Harris.

Beneficial Equity Ownership in the Funds

Portfolio Manager	Capital Growth Fund	Dividend Income Fund	Endeavor Large Cap Fund	Endeavor Select Fund	Equity Index Fund	Growth Fund	Growth and Income Fund	Large Cap Growth Fund	Large Company Core Fund	U.S. Value Fund	Value Fund
Wells Capital Management
Michael Harris, CFA	0	—	0	0	—	—	—	—	—	—	—

4

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

5

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, supplement.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

6

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

7

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

The following information was contained within the February 1, 2006, supplement and is included herewith for your convenience.

All Funds Offering Class A Shares

On November 8, 2005, the Board of Trustees (the “Board”) approved revisions to a sales charge waiver category for Class A shares of the Funds. One of the sales load waiver categories described in the Prospectus, under the “Reductions and Waivers of Sales Charges” section, is as follows:

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

Effective February 1, 2006, this sales load waiver category is limited to assets from a distribution that previously was invested in Wells Fargo Advantage Funds or Wells Fargo Collective Investment Funds. As a result of this change, the following paragraph is added under the “Additional Purchase and Redemption Information” section beginning on page 40 of the Statement of Additional Information (“SAI”):

8

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 16 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research Associate and Board member, Penn Aging Research Center. Research Associate, National Bureau of Economic Research.

N/A

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9

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LIFE STAGE – CONSERVATIVE PORTFOLIOSM

WELLS FARGO ADVANTAGE LIFE STAGE – MODERATE PORTFOLIOSM

WELLS FARGO ADVANTAGE LIFE STAGE – AGGRESSIVE PORTFOLIOSM

Supplement dated May 19, 2006, to the Statement of Additional Information dated May 1, 2006.

This supplement contains important information about the Portfolios referenced below (collectively the “Portfolios”, individually a “Portfolio”).

All Portfolios

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 26 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Portfolios’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Portfolios or for services to the Portfolios and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Portfolios and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Portfolios’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

RT56584 05-06	LSS0106/SUP018 05/06

1

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated March 1, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 19 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

RT 57563	MMS0506/SUP019 05-06

1

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated August 1, 2005, as previously supplemented March 1, 2006, February 24, 2006, February 1, 2006, January 3, 2006, and August 19, 2005.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 33 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated

1

•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

The following information was contained within the March 1, 2006, supplement and is included herewith for your convenience.

Heritage Money Market and Municipal Money Market Funds

Effective March 1, 2006, the information contained herein, as it relates to the Funds, has been superseded by updated information contained in a new statement of additional information dated March 1, 2006. Please refer to the March 1, 2006, statement of additional information for updated information on the Funds.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

2

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, and August 19, 2005, supplements.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the

3

Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

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C.	Funds Management/Wells Fargo Funds Distributor, LLC.
1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

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The following information was contained within the February 1, 2006, supplement and is included herewith for your convenience.

All Funds Offering Class A Shares

On November 8, 2005, the Board of Trustees (the “Board”) approved revisions to a sales charge waiver category for Class A shares of the Funds. One of the sales load waiver categories described in the Prospectus, under the “Reductions and Waivers of Sales Charges” section, is as follows:

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

Effective February 1, 2006, this sales load waiver category is limited to assets from a distribution that previously was invested in Wells Fargo Advantage Funds or Wells Fargo Collective Investment Funds. As a result of this change, the following paragraph is added under the “Additional Purchase and Redemption Information” section beginning on page 33 of the Statement of Additional Information (“SAI”):

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 18 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research Associate and Board member, Penn Aging Research Center. Research Associate, National Bureau of Economic Research.

N/A

6

All Funds, except the California Tax-Free Money Market, Money Market and National Tax-Free Money Market Trusts

On November 8, 2005, the Board approved certain sub-advisory rate changes effective January 1, 2006. The resulting changes, as they relate to the Funds, under the “Investment Sub-Advisers” section beginning on page 24 of the SAI are as follows:

Fund	Sub-Adviser	Net Assets	Fee

California Tax-Free Money Market Fund

Cash Investment Money Market Fund

Government Money Market Fund

Heritage Money Market Fund

Liquidity Reserve Money Market Fund

Minnesota Money Market Fund

Money Market Fund

Municipal Money Market Fund

National Tax-Free Money Market Fund

Overland Express Sweep Fund

Prime Investment Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

	Wells Capital Management	$0-1B $1-3B $3-6B >$6B	0.05% 0.03% 0.02% 0.01%

The following information was contained within the August 19, 2005, supplement and is included herewith for your convenience.

Money Market and Municipal Money Market Funds

Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

•	Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
•	Family members of any of the above.

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7

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Class A, Class B, Class C, Class Z, Administrator Class, Advisor Class, Institutional Class and Investor Class

Supplement dated May 19, 2006, to the Prospectuses dated November 1, 2005, as previously supplemented February 27, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond and National Tax-Free Funds

Effective immediately, Kenneth M. Salinger, CFA is added as a co-portfolio manager for the Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond and National Tax-Free Funds. The resulting changes to the Prospectuses are described below.

Under the Fund description for the Intermediate Tax-Free Fund on page 18 of the Investor Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA; Kenneth M. Salinger, CFA

Under the Fund description for the Minnesota Tax-Free Fund on page 39 of the Class A, Class B, Class C Prospectus, page 33 of the Administrator Class Prospectus, and page 13 of the Class Z Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA; Kenneth M. Salinger, CFA; Adrian Van Poppel

Under the Fund description for the Municipal Bond Fund on page 43 of the Class A, Class B, Class C Prospectus, page 37 of the Administrator Class Prospectus, and page 21 of the Investor Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA; Kenneth M. Salinger, CFA

Under the Fund description for the National Tax-Free Fund on page 49 of the Class A, Class B, Class C Prospectus and page 43 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA; Stephen Galiani; Kenneth M. Salinger, CFA

1

The “Portfolio Managers” section beginning on page 87 of the Class A, Class B, Class C Prospectus, page 64 of the Administrator Class Prospectus, page 55 of the Investor Class Prospectus, and page 36 of the Class Z Prospectus, is supplemented with the following:

Kenneth M. Salinger, CFA

Intermediate Tax-Free Fund since 2006

Minnesota Tax-Free Fund since 2006

Municipal Bond Fund since 2006

National Tax-Free Fund since 2006

Mr. Salinger joined Wells Capital Management in 2006 and currently serves on the Municipal Bond Team as a Senior Portfolio Manager. Prior to joining Wells Capital Management, Mr. Salinger was with American Century Investments for 14 years, of which the last 12 years he served on the municipal bond team as the lead manager for two national municipal bond funds, as well as state specific funds for Florida and Arizona. Mr. Salinger earned his B.S. degree in Quantitative Economics from University of California at San Diego.

Ultra Short-Term Municipal Income Fund

The following information replaces the information in the “Frequent Purchases and Redemptions of Fund Shares” section beginning on page 24 of the Advisor Class Prospectus, page 24 of the Institutional Class Prospectus, and page 49 of the Investor Class Prospectus.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Except as noted below for the Ultra Short-Term Municipal Income Fund (“Short-Term Fund”), Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.

Because the Short-Term Fund is often used for short-term investments, it is designed to accommodate more frequent purchases and redemptions than longer-term income funds. As a result, the Short-Term Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Short-Term Fund or its shareholders. Although the policies adopted by the Short-Term Fund do not prohibit frequent trading in the Short-Term Fund, Funds Management will seek to prevent an investor from utilizing the Short-Term Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

In determining whether to suspend or terminate purchase or exchange privileges, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow polices that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

2

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

Colorado Tax-Free, Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond, National Limited-Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds

The following portfolio manager changes, as they relate to their respective Funds, are effective immediately:

•	Stephen Galiani and Adrian Van Poppel are replacing Arthur C. Evans as portfolio managers for the Colorado Tax-Free Fund;
•	Duane A. McAllister, CFA is removed as a portfolio manager from the Intermediate Tax-Free Fund;
•	Lyle J. Fitterer, CFA, CPA is replacing Duane A. McAllister, CFA as a portfolio manager for the Minnesota Tax-Free Fund;
•	Duane A. McAllister, CFA is removed as a portfolio manager from the Municipal Bond Fund;
•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio manager for the National Limited-Term Tax-Free Fund;
•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans as a portfolio manager for the National Tax-Free Fund; and
•	Julio C. Bonilla and Wendy Casetta are replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio managers for the Nebraska Tax-Free Fund.

Under the Fund description for the Colorado Tax-Free Fund on page 35 of the Class A, Class B, Class C Prospectus and page 29 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Stephen Galiani and Adrian Van Poppel

Under the Fund description for the Intermediate Tax-Free Fund on page 18 of the Investor Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA

Under the Fund description for the Minnesota Tax-Free Fund on page 39 of the Class A, Class B, Class C Prospectus, page 33 of the Administrator Class Prospectus, and page 13 of the Class Z Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA and Adrian Van Poppel

Under the Fund description for the Municipal Bond Fund on page 43 of the Class A, Class B, Class C Prospectus, page 37 of the Administrator Class Prospectus, and page 21 of the Investor Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA

Under the Fund description for the National Limited-Term Tax-Free Fund on page 45 of the Class A, Class B, Class C Prospectus and page 39 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA

Under the Fund description for the National Tax-Free Fund on page 49 of the Class A, Class B, Class C Prospectus and page 43 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA and Stephen Galiani

Under the Fund description for the Nebraska Tax-Free Fund on page 47 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Julio C. Bonilla and Wendy Casetta

3

The “Portfolio Managers” section beginning on page 87 of the Class A, Class B, Class C Prospectus, as it relates to the portfolio managers listed below, is supplemented as follows:

Lyle J. Fitterer, CFA, CPA

Minnesota Tax-Free Fund since 2006

National Limited-Term Tax-Free Fund since 2006

National Tax-Free Fund since 2006

Stephen Galiani

Colorado Tax-Free Fund since 2006

Adrian Van Poppel

Colorado Tax-Free Fund since 2006

The “Portfolio Managers” section beginning on page 64 of the Administrator Class Prospectus, as it relates to the portfolio managers listed below, is supplemented as follows:

Julio C. Bonilla

Nebraska Tax-Free Fund since 2006

Wendy Casetta

Nebraska Tax-Free Fund since 2006

Ms. Casetta joined Wells Capital Management January 2005 with the acquisition of Strong Capital Management, Inc. (“SCM”) where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team. Prior to that, from August of 1994 to May of 1998, she was a fixed income trader and investment associate at Barnett Capital Advisors. She began her career as an investment industry professional as a registered representative at Nicholas Company in 1993. Ms. Casetta earned her B.A. degree in finance from University of Wisconsin-Oshkosh and her M.B.A degree in business administration from the University of North Florida.

Lyle J. Fitterer, CFA, CPA

Minnesota Tax-Free Fund since 2006

National Limited-Term Tax-Free Fund since 2006

National Tax-Free Fund since 2006

Stephen Galiani

Colorado Tax-Free Fund since 2006

Adrian Van Poppel

Colorado Tax-Free Fund since 2006

The “Portfolio Managers” section beginning on page 36 of the Class Z Prospectus, as it relates to the portfolio managers listed below, is supplemented as follows:

Lyle J. Fitterer, CFA, CPA

Minnesota Tax-Free Fund since 2006

Mr. Fitterer joined Wells Capital Management as a Portfolio Manager in 2005 where he is Managing Director and head of the Municipal Fixed Income Team and Senior Portfolio Manager for Customized Fixed Income. Prior to joining Wells Capital Management he was with SCM since 1989 where he served as Director of Customized Fixed Income since 2000. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM’s hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

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4

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated November 1, 2005, as previously supplemented February 27, 2006, February 1, 2006, and January 3, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 52 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Minnesota Tax-Free and the Municipal Bond Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 52 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Minnesota Tax-Free Fund (“Class Z shares”) are available for purchase under limited circumstances, as described in the Fund’s prospectus. In addition to the limitations described in the Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of the Fund (either directly or through a financial intermediary) and you wish to:

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of the Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•

You are the beneficiary of Class Z shares of the Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of the Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of the Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The Municipal Bond (Classes A, B, C and Administrator Class) Fund (the “Closed Fund”) is closed to new investors. You may continue to purchase shares of the Closed Fund if:

•	You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

•

You are the beneficiary of shares of the Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of a Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

•

You are a sponsor of a retirement plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of the Closed Fund.

Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond and National Tax-Free Funds

Effective immediately, Kenneth M. Salinger, CFA is added as a co-portfolio manager of the Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond and National Tax-Free Funds. As a result of this change, the “Portfolio Managers” section beginning on page 39 is supplemented with the following information as of March 31, 2006, for Kenneth M. Salinger.

The portfolio managers listed below manage the investment activities of the Funds on a day-to-day basis as follows:

Fund	Sub-Adviser	Portfolio Managers
Intermediate Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Kenneth M. Salinger, CFA
Minnesota Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Kenneth M. Salinger, CFA Adrian Van Poppel
Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Kenneth M. Salinger, CFA
National Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Stephen Galiani Kenneth M. Salinger, CFA

The tables in the Management of Other Accounts sub-section on page 39 are supplemented with the following information for Kenneth M. Salinger.

Table 1

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Kenneth M. Salinger, CFA	0	$0	0	$0	2	$180K

Table 2

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Kenneth M. Salinger, CFA	0	$ 0	0	$ 0	0	$ 0

The table in the Compensation sub-section on page 40 is supplemented with the following information for Kenneth M. Salinger.

Portfolio Manager	Benchmark
Kenneth M. Salinger, CFA	Lehman Brothers 7 Year Municipal Bond Index Lehman Brothers Municipal Bond Index Lipper General Municipal Debt Funds Lipper Intermediate Municipal Debt Funds Lipper Minnesota Municipal Debt Funds

The table in the Beneficial Ownership in the Funds sub-section beginning on page 41 is supplemented with the following information for Kenneth M. Salinger.

Beneficial Equity Ownership in the Funds

Portfolio Manager	California Limited-Term Tax-Free Fund	California Tax-Free Fund	Colorado Tax-Free Fund	Intermediate Tax-Free Fund	Minnesota Tax-Free Fund	Municipal Bond Fund	National Limited-Term Tax-Free Fund	National Tax-Free Fund	Nebraska Tax-Free Fund	Short-Term Municipal Bond Fund	Ultra Short-Term Municipal Income Fund	Wisconsin Tax-Free Fund
Wells Capital Management
Kenneth M. Salinger, CFA	—	—	—	0	0	0	—	0	—	—	—	—

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, supplement.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.

Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

Colorado Tax-Free, Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond, National Limited-Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds

The following portfolio manager changes, as they relate to the Funds, are effective immediately:

•	Stephen Galiani and Adrian Van Poppel are replacing Arthur C. Evans as portfolio managers for the Colorado Tax-Free Fund;
•	Duane A. McAllister, CFA is removed as a portfolio manager from the Intermediate Tax-Free Fund;
•	Lyle J. Fitterer, CFA, CPA is replacing Duane A. McAllister, CFA as a portfolio manager for the Minnesota Tax-Free Fund;
•	Duane A. McAllister, CFA is removed as a portfolio manager from the Municipal Bond Fund;
•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio manager for the National Limited-Term Tax-Free Fund;
•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans as a portfolio manager for the National Tax-Free Fund; and
•	Julio C. Bonilla and Wendy Casetta are replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio managers for the Nebraska Tax-Free Fund.

As a result of these changes, the “Portfolio Managers” section beginning on page 39 is updated with the following information, as it relates to the Funds, and the first table under such section is replaced as follows:

Fund	Sub-Advisor	Portfolio Managers
California Limited-Term Tax-Free Fund	Wells Capital Management	Stephen Galiani Julio C. Bonilla
California Tax-Free Fund	Wells Capital Management	Stephen Galiani
Colorado Tax-Free Fund	Wells Capital Management	Stephen Galiani Adrian Van Poppel
Intermediate Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
Minnesota Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Adrian Van Poppel
Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
National Limited-Term Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
National Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Stephen Galiani
Nebraska Tax-Free Fund	Wells Capital Management	Julio C. Bonilla Wendy Casetta
Short-Term Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
Ultra Short-Term Municipal Income Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Wendy Casetta
Wisconsin Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Thomas Stoeckmann

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Management of Other Accounts beginning on page 39.

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Compensation. Wells Capital Management beginning on page 40.

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Beneficial Ownership in the Funds beginning on page 41.

The following information was contained within the February 1, 2006, supplement and is included herewith for your convenience.

All Funds Offering Class A Shares

On November 8, 2005, the Board of Trustees (the “Board”) approved revisions to a sales charge waiver category for Class A shares of the Funds. One of the sales load waiver categories described in the Prospectus, under the “Reductions and Waivers of Sales Charges” section, is as follows:

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

Effective February 1, 2006, this sales load waiver category is limited to assets from a distribution that previously was invested in Wells Fargo Advantage Funds or Wells Fargo Collective Investment Funds. As a result of this change, the following paragraph is added under the “Additional Purchase and Redemption Information” section beginning on page 52 of the Statement of Additional Information (“SAI”):

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 31 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research Associate and Board member, Penn Aging Research Center. Research Associate, National Bureau of Economic Research.

N/A

All Funds

On November 8, 2005, the Board approved certain sub-advisory rate changes effective January 1, 2006. The resulting changes, as they relate to the Funds, under the “Investment Sub-Adviser” section beginning on page 37 of the SAI are as follows:

Fund	Sub-Adviser	Net Assets	Fee
California Limited-Term Tax-Free Fund National Limited-Term Tax-Free Fund Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund	Wells Capital Management	$0-100M $100-300M >$300M	0.15% 0.10% 0.05%
California Tax-Free Fund Colorado Tax-Free Fund Intermediate Tax-Free Fund Minnesota Tax-Free Fund Municipal Bond Fund National Tax-Free Fund Nebraska Tax-Free Fund Wisconsin Tax-Free Fund	Wells Capital Management	$0-100M $100-300M $300-500M >$500M	0.20% 0.175% 0.15% 0.10%

RT56586 05-06	MIS0106/SUP058 05/06

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUNDSM

WELLS FARGO ADVANTAGE OUTLOOK 2010 FUNDSM

WELLS FARGO ADVANTAGE OUTLOOK 2020 FUNDSM

WELLS FARGO ADVANTAGE OUTLOOK 2030 FUNDSM

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUNDSM

Supplement dated May 19, 2006, to the Statement of Additional Information dated July 1, 2005, as previously supplemented February 27, 2006, February 1, 2006, January 3, 2006, and August 19, 2005.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 30 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

1

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

2

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, and August 19, 2005, supplements.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

3

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

4

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

The following information was contained within the February 1, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved revisions to a sales charge waiver category for Class A shares of the Funds. One of the sales load waiver categories described in the Prospectus, under the “Reductions and Waivers of Sales Charges” section, is as follows:

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

Effective February 1, 2006, this sales load waiver category is limited to assets from a distribution that previously was invested in Wells Fargo Advantage Funds or Wells Fargo Collective Investment Funds. As a result of this change, the following paragraph is added under the “Additional Purchase and Redemption Information” section beginning on page 29 of the Statement of Additional Information (“SAI”):

5

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 17 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research Associate and Board member, Penn Aging Research Center. Research Associate, National Bureau of Economic Research.

N/A

RT56588 05-06	OFS0106/SUP020 05/06

6

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented February 27, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 43 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

1

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Common Stock, Mid Cap Growth, Small Cap Growth Small, Cap Opportunities and Small Cap Value Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 43 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Common Stock, Mid Cap Growth, Small Cap Growth and Small Cap Value Funds (“Class Z shares”) are available for purchase under limited circumstances, as described in each Fund’s prospectus. In addition to the limitations described in each Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of a Fund (either directly or through a financial intermediary) and you wish to:

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of a Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•

You are the beneficiary of Class Z shares of a Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of a Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of a Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The Small Cap Opportunities and Small Cap Value (Classes A, B and C) Funds (each a “Closed Fund”) are closed to new investors. You may continue to purchase shares of a Closed Fund if:

•	You are an existing shareholder of a Closed Fund (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of a Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in a Closed Fund; or

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in a Closed Fund through an omnibus account are not permitted to purchase shares of a Closed Fund on behalf of clients that do not currently own shares of a Closed Fund.

•

You are the beneficiary of shares of a Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of a Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in a Closed Fund.

2

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in a Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in a Closed Fund.

•

You are a sponsor of a retirement plan that currently offers a Closed Fund as an investment option. The sponsor may offer a Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Closed Fund.

Additional investments will not be accepted in a Closed Fund unless such investment is permitted by the Closed Fund’s prospectus or otherwise falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into a Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage a Closed Fund.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

3

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

4

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

5

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

6

All Funds

Effective immediately, the below corrected portfolio manager information replaces the portfolio manager information previously disclosed under the “Portfolio Managers” section beginning on page 30 of the SAI.

As a result of these corrections, the tables in the Management of Other Accounts sub-section beginning on page 30 are replaced with the following information for the Portfolio Managers.

Table 1

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Daren Heitman, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Michael M. Meyer, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
James R. Norris	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Edward W. O’Connor, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
R. James O’Neil, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Mehul Trivedi, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Schroder
Jenny B. Jones	1	$ 139.8M	7	$ 1,524M	2	$ 59.8M
Wells Capital Management
Robert J. Costomiris, CFA	0	$ 0	0	$ 0	1	$ 285M
Sunjay Goel, CFA	0	$ 0	0	$ 0	1	$ 5.5M
James M. Leach, CFA	1	$ 251M	0	$ 0	43	$ 1.1B
Ann M. Miletti	1	$ 980M	0	$ 0	19	$ 1.1B
Thomas J. Pence, CFA	4	$ 1.1B	0	$ 0	116	$ 3.9B
Jerome “Cam” Philpott, CFA	2	$ 172M	2	$ 132M	8	$ 993M
Stuart Roberts	0	$ 0	0	$ 0	0	$ 0
I. Charles Rinaldi	2	$ 153M	1	$ 5.3M	36	$ 709.5M
Richard T. Weiss	3	$ 1.1B	0	$ 0	26	$ 1.2B

7

Table 2

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Daren Heitman, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Michael M. Meyer, CFA	0	$ 0	0	$ 0	2	$ 158.2M
James R. Norris	0	$ 0	0	$ 0	2	$ 158.2M
Edward W. O’Connor, CFA	0	$ 0	0	$ 0	2	$ 158.2M
R. James O’Neil, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Mehul Trivedi, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Schroder
Jenny B. Jones	0	$ 0	0	$ 0	0	$ 0
Wells Capital Management
Robert J. Costomiris, CFA	0	$ 0	0	$ 0	0	$ 0
Sunjay Goel, CFA	0	$ 0	0	$ 0	0	$ 0
James M. Leach, CFA	0	$ 0	0	$ 0	0	$ 0
Ann M. Miletti	0	$ 0	0	$ 0	0	$ 0
Thomas J. Pence, CFA	0	$ 0	0	$ 0	0	$ 0
Jerome “Cam” Philpott, CFA	0	$ 0	0	$ 0	1	$ 197M
Stuart Roberts	0	$ 0	0	$ 0	0	$ 0
I. Charles Rinaldi	0	$ 0	0	$ 0	0	$ 0
Richard T. Weiss	0	$ 0	0	$ 0	0	$ 0

The table in the Wells Capital Management Compensation sub-section beginning on page 33 is replaced with the following information for the Portfolio Managers.

Portfolio Manager	Benchmark
Robert J. Costomiris, CFA	Lipper Mid Cap Value Peer Group Lipper Small Cap Value Peer Group
Sunjay Goel, CFA	Russell Midcap Growth Index
James M. Leach, CFA	Russell 2500 Growth Index
Ann M. Miletti Richard T. Weiss	Russell Midcap Index
Thomas J. Pence, CFA	Russell 1000 Growth Index Russell Midcap Growth Index Russell 2500 Growth Index
Jerome “Cam” Philpott, CFA Stuart Roberts	Russell 2000 Growth Index Russell Midcap Growth Index
I. Charles Rinaldi	Russell 2500 Value Index

8

The table in the Beneficial Ownership in the Funds sub-section beginning on page 33 is replaced with the following information for the Portfolio Managers.

Portfolio Manager	C&B Mid Cap Value Fund	Common Stock Fund	Discovery Fund	Enterprise Fund	Mid Cap Disciplined Fund	Mid Cap Growth Fund	Opportunity Fund	Small Cap Disciplined Fund	Small Cap Growth Fund	Small Cap Opportunities Fund	Small Cap Value Fund	Small/ Mid Cap Value Fund
C&B
Kermit S. Eck	D	—	—	—	—	—	—	—	—	—	—	—
Daren Heitman, CFA	A	—	—	—	—	—	—	—	—	—	—	—
Michael M. Meyer	D	—	—	—	—	—	—	—	—	—	—	—
James R. Norris	D	—	—	—	—	—	—	—	—	—	—	—
Edward W. O’Connor	B	—	—	—	—	—	—	—	—	—	—	—
R. James O’Neil	D	—	—	—	—	—	—	—	—	—	—	—
Mehul Trivedi	D	—	—	—	—	—	—	—	—	—	—	—
Schroder
Jenny B. Jones	—	—	—	—	—	—	0	—	—	—	—	—
Wells Capital Management
Robert J. Costomiris, CFA	—	—	—	—	A	—	—	A	—	—	—	—
Sunjay Goel, CFA	—	—	—	A	—	—	—	—	—	—	—	—
James M. Leach, CFA	—	—	A	—	—	—	—	—	—	—	—	—
Ann M. Milette	—	E	—	—	—	—	E	—	—	—	—	—
Thomas J. Pence, CFA	—	—	0	B	—	—	—	—	—	—	—	—
Jerome C. Philpott, CFA	—	—	—	—	—	0	—	—	C	—	—	—
Stuart Roberts	—	—	—	—	—	0	—	—	E	—	—	—
I. Charles Rinaldi	—	—	—	—	—	—	—	—	—	—	F	F
Richard T. Weiss	—	F	—	—	—	—	F	—	—	—	—	—

RT56589 05-06	SMS0106/SUP015 05/06

9

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated May 19, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented February 27, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 29 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

1

Specialized Technology Fund

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 29 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Specialized Technology Fund (“Class Z shares”) are available for purchase under limited circumstances, as described in the Fund’s prospectus. In addition to the limitations described in the Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of the Fund (either directly or through a financial intermediary) and you wish to:

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of the Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•

You are the beneficiary of Class Z shares of the Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of the Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of the Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

2

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

3

All Funds

On February 8, 2005, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

4

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

5

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

RT56590 05-06	SPS0106/SUP046 05/06

6

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated May 19, 2006, to the Statement of Additional Information dated October 1, 2005, as previously supplemented February 27, 2006, and January 3, 2006.

This supplement contains important information about the Portfolios referenced below (collectively the “Portfolios”, individually a “Portfolio”).

All Portfolios

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 27 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Portfolios’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Portfolios or for services to the Portfolios and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corp.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corporation
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

1

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Portfolios and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Portfolios’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Portfolios

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Portfolios of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Portfolio shareholders, without regard to any relationship that any affiliated person of the Portfolio (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Portfolios’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Portfolio. While the Portfolios do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Portfolios.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

2

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Portfolios and in the best interests of Portfolio shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Portfolios and Portfolio shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Portfolios

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, supplement.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

3

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

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D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C.to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Portfolios

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 17 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research Associate and Board member, Penn Aging Research Center. Research Associate, National Bureau of Economic Research.

N/A

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All Portfolios

On November 8, 2005, the Board approved certain sub-advisory rate changes. Effective January 1, 2006, the first sentence of the second paragraph under the “Investment Sub-Adviser” section beginning on page 20 of the SAI is deleted and replaced with the following:

As compensation for its sub-advisory services to each Portfolio, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate of 0.15% of the Portfolio’s average daily net assets.

RT56591 05-06	WBS0106/SUP059 05/06

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